Note 24 - Subsequent Event (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Combination, Consideration Transferred, Total		$ 646,343	$ 78,221
Subsequent Event [Member] | Real Estate Services Firm [Member]
Business Combination, Consideration Transferred, Total	$ 15,876